Fair Value Measurements	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

The following tables present the fair value of the Company’s financial instruments that are measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements as of March 31, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$165	$—	$—
Liabilities:
Derivative liability	—	—	(4,080)
Warrant liability	—	—	—
Total	$165	$—	$(4,080)

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)

The fair values of the warrants were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.

In order to determine the fair value of the warrants, the Company utilized a Black-Scholes option-pricing model. Estimates and assumptions impacting the fair value measurement include the fair value of the underlying shares, the remaining contractual or expected term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the underlying stock on an as-converted basis.

The Company considered the probability of a deemed liquidation event in determining the remaining expected term of the warrants, which was used as an input to the model. The Company lacks Company-specific historical and implied volatility information of its stock since there is currently no market. Therefore, it estimated its expected stock volatility based on the historical volatility of publicly traded guideline companies for a term equal to the remaining contractual or expected term of the warrants. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual or expected term of the warrants. The Company estimated no expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future.

Series C Warrants (April 2013 and November 2013)

The Company revalued the warrants as of March 31, 2021 resulting in a change in fair value of $253. This change in fair value was recorded as a component of other expense, net, in the accompanying condensed consolidated statements of operations and comprehensive loss.

The Company determined the fair value of the April 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option-pricing model using the following assumptions:

March 31, 2021
Expected dividend rate	0%
Risk-free interest rate	0.24%
Expected volatility	46%
Expected term (in years)	2.39

Upon exercise in December 2021, the warrants were recorded as Series C Preferred Stock at their fair value of $5,816 upon net share settlement

Common Stock Warrants (SVB March 2021 Note)

The Company issued common stock warrants in connection with the SVB March 2021 Note (See Note 8 for additional information). The SVB March 2021 Note warrants were recorded based on the allocation of its relative fair of the debt proceeds of $2,316. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of March 31, 2022, none of these warrants have been exercised. The SVB March 2021 Note warrants expire in March 2031.

The Company determined the fair value of the SVB March 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model using the following assumptions:

SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00

Derivative Liability (SNAP June 2020 Note)

To determine the fair value of the embedded derivative associated with the SNAP June 2020 Note, the Company utilized the income approach model using the With and Without method. Using the With and Without method, the Company modeled expected cash flows to the noteholder under Next Equity Financing, Change in Control, SPAC/Private Investment in Public Equity, and IPO scenarios. The value of the Embedded Derivatives was determined as the differential value from the perspective of the With and Without Method. The Company utilized the following assumptions at the valuation date:

December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

The significant unobservable inputs used in the fair value measurement of the derivative liability are the remaining expected term, the discount rate, and the probability of financing for each scenario. Significant increases (decreases) in the term would result in significantly lower (higher) fair value measurements. Significant increases (decreases) in the discount rate would result in significantly lower (higher) fair value measurements.

As of March 31, 2022, the embedded derivative was valued at its intrinsic value due to the proximity of the valuation date to the closing of the Business Combination. This valuation method was materially consistent when compared to a fair value model adjusted for timing of the valuation to the transaction and using an increased probability of SPAC occurrence of 100%.

The following table sets forth a summary of changes in fair value of the Company’s derivative liability and warrant liability for which fair value was determined by Level 3 inputs:

	Derivative Liability	Warrant Liability
Balance as of January 1, 2021	$2,380	$2,004
Change in fair value	1,150	253
Balance as of March 31, 2021	$3,530	$2,257

	Derivative Liability	Warrant Liability
Balance as of January 1, 2022	$3,488	$—
Change in fair value	592	—
Balance as of March 31, 2022	$4,080	$—

There were no transfers of financial instruments between the three levels of the fair value hierarchy for the three-month period ended March 31, 2022. The Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.